Shareholders' Equity - Stock by Class (Details) - shares	Dec. 31, 2021	Jul. 22, 2021	Jul. 21, 2021
Class of Stock [Line Items]
Preferred stock, authorized (in shares)	100,000,000
Stock, authorized (in shares)	1,350,000,000
Preferred stock, issued (in shares)	0
Stock, issued (in shares)	315,810,705
Preferred stock, outstanding (in shares)	0
Stock, outstanding (in shares)	315,810,705
Common Stock - Class A
Class of Stock [Line Items]
Common stock, authorized (in shares)	950,000,000
Common stock, issued (in shares)	24,718,402		15,000,000
Common stock, outstanding (in shares)	24,718,402	28,003,096	15,000,000
Common Stock - Class B
Class of Stock [Line Items]
Common stock, authorized (in shares)	300,000,000
Common stock, issued (in shares)	291,092,303
Common stock, outstanding (in shares)	291,092,303		291,092,303